Commitment and Contingencies (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022 case	Sep. 30, 2022 case	Jan. 31, 2022 case	Sep. 30, 2024 USD ($) case lawsuit classAction	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) case lawsuit classAction	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) case lawsuit classAction	Dec. 31, 2022 case	Dec. 31, 2019 case	Dec. 31, 2011 quiTamAction	Dec. 31, 2008 employee quiTamAction
Loss Contingencies [Line Items]
Legal charges (recoveries) in period | $				$ 3,000,000	$ 0	$ 8,000,000	$ 1,000,000
Payments for legal settlements | $				6,000,000
Loss contingency accrual | $				$ 25,000,000		$ 25,000,000		$ 23,000,000
Bair Hugger Patient Warming Systems Litigation
Loss Contingencies [Line Items]
Number of cases voluntarily dismissed by plaintiffs				15		15
3M | Bair Hugger Patient Warming Systems Litigation
Loss Contingencies [Line Items]
Total lawsuits to date | lawsuit				7,500		7,500		6,200
Number of putative class actions | classAction				1		1		1
Number of cases selected for bellwether process				34		34		34
Number of pending/ongoing cases				8		8		5
Number of cases settled	1	1						3	1
Number of cases removed to federal court				2		2		3
Number of cases dismissed										61
3M | Federal False Claims Act/Qui Tam Litigation
Loss Contingencies [Line Items]
Number of pending/ongoing cases | quiTamAction											2	2
Number of cases dismissed			1
Number of employees who filed qui tam actions | employee												2
ALABAMA | 3M | Bair Hugger Patient Warming Systems Litigation
Loss Contingencies [Line Items]
Number of pending/ongoing cases				1		1		1
MISSOURI | 3M | Bair Hugger Patient Warming Systems Litigation
Loss Contingencies [Line Items]
Number of pending/ongoing cases				2		2		2